JPMorgan US Research Enhanced Equity Fund Investment Objectives and Goals - R6 Shares [Member] - JPMorgan US Research Enhanced Equity Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R6/JDEUX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index (S&P 500 Index).